Decommissioning Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation Disclosure [Line Items]
Estimated reclamation discount rate	2.30%	2.30%
Closure cost obligations discount rate	8.40%	7.60%
Bottom of range [member]
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	2.00%	2.00%
Top of range [member]
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	4.20%	4.00%
Provision for decommissioning, restoration and rehabilitation costs [member]
Asset Retirement Obligation Disclosure [Line Items]
Asset retirement obligation, undiscounted value	$ 53.4	$ 53.2